Loans and advances to customers	12 Months Ended
Dec. 31, 2018
Loans and advances to customers
Loans and advances to customers

11. Loans and advances to customers

a)   Detail

The detail by classification of Loans and advances to customers in the consolidated balance sheets is as follows:

	12/31/2017	12/31/2018

Other financial assets at fair value through profit or loss	5,618	9,093
Financial assets at fair value through other comprehensive income	—	771
Financial assets at amortized cost	—	666,772
Loans and receivables	609,420	—
	615,038	676,636
Of which:
Before allowance for impairment losses	631,967	698,152
Allowance for impairment losses	(16,929)	(21,516)
	615,038	676,636

As of December 31, 2017 and 2018, 2,566 million pesos and 3,689 million pesos, respectively, of Loans and advances to customers have been pledged in connection with derivatives traded in organized markets, and are classified as restricted assets within Loans and advances to customers (see Note 31).

Note 44.a includes a breakdown of the remaining maturity of Loans and advances to customers. Additionally, Note 44.d includes the fair value amounts of these assets classified as Loans and advances to customers - Loans and receivables.

b)   Breakdown

The following is a breakdown by loan type, borrower sector, geographical area of residence and interest rate formula of the Loans and advances to customers. This breakdown reflects the Bank’s exposure to credit risk in its core business, disregarding the allowance for impairment losses:

	12/31/2017	12/31/2018

By loan type:
Commercial, financial and industrial loans	329,098	365,438
Public sector loans	49,294	59,547
Mortgage loans	126,835	137,404
Reverse repurchase agreements	5,618	9,093
Installment loans to individuals -
Revolving consumer credit card loans	52,037	54,511
Non-revolving consumer loans	50,953	53,730
Impaired loans	18,132	18,429
	631,967	698,152
By borrower sector:
Public sector	49,294	59,547
Individuals	241,951	257,132
Communications and transportation	31,339	33,373
Construction	29,386	45,333
Manufacturing	60,261	65,273
Services	189,846	185,382
Tourism	14,008	21,870
Other sectors	15,882	30,242
	631,967	698,152
By geographical area:
Mexico	631,967	698,152
	631,967	698,152
By interest rate:
Fixed rate	245,530	255,571
Floating rate	386,437	442,581
	631,967	698,152

As of December 31, 2017 and 2018, 5,618 million pesos and 9,103 million pesos, respectively, of debt instruments have been received as collaterals in connection with the reverse repurchase agreement transactions within Loans and advances to customers - Other financial assets at fair value through profit or loss (see Note 30).

c)   Valuation adjustments for impairment of financial assets

The following is a breakdown of the gross carrying amount of the Financial assets at fair value through other comprehensive income and the Financial assets at amortized cost as of December 31, 2018:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	773	—	773	—	773
Of which:
Commercial, financial and industrial loans	773	—	773	—	773

Financial assets at amortized cost	643,475	26,382	669,857	18,429	688,286
Of which:
Commercial, financial and industrial loans	354,825	9,840	364,665	6,538	371,203
Public sector loans	59,547	—	59,547	—	59,547
Mortgage loans	128,269	9,135	137,404	8,345	145,749
Installment to individuals -	100,834	7,407	108,241	3,546	111,787
Revolving consumer credit card loans	51,169	3,342	54,511	1,716	56,227
Non-revolving consumer loans	49,665	4,065	53,730	1,830	55,560

(*) As of December 31, 2018 there were no POCI financial assets.

The following is a breakdown of the transfers of Financial assets at amortized cost between stages as of December 31, 2018:

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2018	583,871	24,346	18,132	626,349
Transfers:
Transfer from Stage 1 to Stage 2	(77,762)	77,762	—	—
Transfer from Stage 1 to Stage 3	(3,453)	—	3,453	—
Transfer from Stage 2 to Stage 3	—	(25,926)	25,926	—
Transfer from Stage 2 to Stage 1	46,673	(46,673)	—	—
Transfer from Stage 3 to Stage 2	—	3,972	(3,972)	—
Transfer from Stage 3 to Stage 1	2,992	—	(2,992)	—

Remaining in same stage	(113,862)	(1,382)	(561)	(115,805)
Financial assets derecognized during the period other than write-offs	(660,706)	(3,703)	(1,647)	(666,056)
Originated financial assets	871,091	—	—	871,091
Write-offs	—	—	(19,678)	(19,678)
Other movements	(5,369)	(2,014)	(232)	(7,615)

As of December 31, 2018	643,475	26,382	18,429	688,286

•

The change in the gross carrying amount of financial instruments that were transferred from Stage 1 to Stage 2 amounting 77,762 million pesos, result in additional Allowance for impairment losses of 13,517 million pesos. The main driver of the change is the increase in the PD lifetime used to determine the Allowance for impairment losses of these instruments.

•

The change in the gross carrying amount of financial instruments that were transferred from Stage 2 to Stage 3 amounting 25,926 million pesos, result in additional Allowance for impairment losses of 4,891 million pesos. The change is not significant because PD lifetime is used to determine the Allowance for impairment losses for both stages.

•

The change in the gross carrying amount of financial instruments that were transferred from Stage 2 to Stage 1 amounting 46,673 million pesos, result in a decrease in the Allowance for impairment losses of 6,162 million pesos. The main driver of the change is the use of a “12 months” PD instead of PD forward-looking.

•	The gross carrying amount of financial instruments originated in 2018 that amounts to 871,091 million pesos, result in an increase in the Allowance for impairment losses of 5,997 million pesos.

d)   Allowance for impairment losses

The changes in the allowance for impairment losses on Loans and advances to customers were as follows:

	2016	2017	2018

Beginning balance as of January 1 (as originally presented)	(18,749)	(17,883)	(16,929)
Adjustments on initial adoption of IFRS 9	—	—	(3,270)
Beginning balance as of January 1 (restated)	(18,749)	(17,883)	(20,199)

Impairment losses on financial assets - Financial assets at amortized cost (*)	(19,022)	(20,771)	(20,947)
Impairment losses on financial assets - Financial assets at fair value through other comprehensive income	—	—	(2)
Write-off of impaired loans applied against the allowance for impairment losses	20,045	21,733	19,678
Others	(157)	(8)	(46)
Balance at year-end	(17,883)	(16,929)	(21,516)

Of which:
By geographical location of risk:
Mexico	(17,883)	(16,929)	(21,516)

(*)The amount of Impairment losses on financial assets - Loans and receivables presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 2,361 million pesos in 2016, 1,951 million pesos in 2017 and 2,141 million pesos in 2018.

The following is a breakdown of the allowance for loan losses and the written-off financial assets as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	2	—	—	2	—
Of which:
Commercial, financial and industrial loans	2	—	—	2	—

Financial assets at amortized cost	7,033	5,309	9,172	21,514	19,678
Of which:
Commercial, financial and industrial loans	1,968	1,502	3,980	7,450	5,808
Public sector loans	4	—	—	4	—
Mortgage loans	506	656	2,416	3,578	861
Installment to individuals -	4,555	3,151	2,776	10,482	13,009
Revolving consumer credit card loans	2,220	1,743	1,391	5,354	7,482
Non-revolving consumer loans	2,335	1,408	1,385	5,128	5,527

The contractual amount outstanding of financial assets written-off during 2018, that are still subject to enforcement activities amounts to 17,327 million pesos.

The following is a breakdown of the transfers of allowance for impairment losses of Financial assets at amortized cost between stages as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1 (as originally presented)	6,768	3,664	6,497	16,929
Adjustments on initial adoption of IFRS 9	688	1,116	1,466	3,270
Beginning balance as of January 1 (restated)	7,456	4,780	7,963	20,199

As of January 1, 2018
Transfers:
Transfer from Stage 1 to Stage 2	(4,804)	18,321	—	13,517
Transfer from Stage 1 to Stage 3	(164)	—	613	449
Transfer from Stage 2 to Stage 3	—	(11,379)	16,270	4,891
Transfer from Stage 2 to Stage 1	2,287	(8,449)		(6,162)
Transfer from Stage 3 to Stage 2	—	572	(1,285)	(713)
Transfer from Stage 3 to Stage 1	133	—	(634)	(501)

Financial assets derecognized during the period other than write-offs	(2,841)	(799)	(2,736)	(6,376)
Contracts remaining at the same stage	(1,140)	2,525	8,646	10,031
Write-offs	—	—	(19,678)	(19,678)
Originated financial assets	5,997	—	—	5,997
Foreign exchange and other movements	111	(262)	13	(138)

As of December 31, 2018	7,035	5,309	9,172	21,516

e)   Impaired loans

The breakdown of the changes in the balance of the financial assets classified as Loans and receivables - Loans and advances to customers that are considered to be impaired due to credit risk is as follows:

	2016	2017	2018

Beginning balance	19,742	17,595	18,132
Additions	30,431	34,180	32,461
Transfers to performing loans	(12,533)	(11,910)	(12,486)
Written-off loans	(20,045)	(21,733)	(19,678)
Balance at year-end	17,595	18,132	18,429

The breakdown of the balance of the financial assets classified as Loans and receivables - Loans and advances to customers between no past due and past due as of December 31, 2017 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,509	2,472	664	127	235	6,007
Mortgage loans	1,086	1,624	1,186	815	2,650	7,361
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,467	—	—	—	2,335
Non-revolving consumer loans	647	1,287	472	4	19	2,429
	5,110	6,850	2,322	946	2,904	18,132

The breakdown of the balance of the financial assets classified as Loans and receivables - Loans and advances to customers between no past due and past due as of December 31, 2018 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,138	1,531	112	880	1,877	6,538
Mortgage loans	2,098	1,447	844	662	3,294	8,345
Installment loans to individuals
Of which:
Revolving consumer credit card loans	530	1,186	—	—	—	1,716
Non-revolving consumer loans	484	1,345	—	—	1	1,830
	5,250	5,509	956	1,542	5,172	18,429

f)   Renegotiated loans

Renegotiated loans include renegotiation of performing loans and impaired loans, as contractual terms of a loan may be modified not only due to concerns about the borrower’s ability to meet contractual payments, but also for customer retention purposes and other factors not related to current or potential credit deterioration of the customer. A breakdown of renegotiated loans during the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the Year Ended 12/31/2016				For the Year Ended 12/31/2017				For the Year Ended 12/31/2018
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	3,576	—	1,606	5,182	879	—	1,028	1,907	1,318	—	3,011	4,329
Mortgage loans				—	22	—	1	23	603	—	530	1,133
Installment loans to individuals	1,073	—	158	1,231	1,086	—	186	1,272	1,147	—	205	1,352
	4,649	—	1,764	6,413	1,987	—	1,215	3,202	3,068	—	3,746	6,814
Percentage	72%	—	28%	100%	62%	—	38%	100%	45%	—	55%	100%

Impaired loans that are renegotiated continue to be classified as impaired loans until the sustained payment criteria is reached as described in Note 2.g.

The types of terms that are typically renegotiated include: (a) modifications to the contractual terms of loans, such as payment terms, interest rates and currency, or (b) modifications to the guarantees that cover the loans.

The Bank has implemented renegotiation programs which include options for the borrowers to extend payment terms, reduction in scheduled installments of principal and interest repayments, consolidation of debt and other forms of loan modifications, among others.

The net modification effect from financial assets whose cash flows were modified during the period as part of the Bank’s renegotiation programs was deemed to be immaterial.

See Note 47(b) 3.6 Recovery and collections management for additional information regarding renegotiated loans.

g)    Maximum exposure to credit risk and credit quality information

Maximum exposure to credit risk

The tables below represent the Bank’s maximum exposure to credit risk by class of financial instrument (except for hedging derivatives) and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments. The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the consolidated balance sheet subject to credit risk and the nominal amounts for off-balance sheet commitments.

Where available, collaterals are presented at fair value; for other collaterals, such as real estate and other assets, best estimates of fair value are used. Other credit enhancements such as guarantees are included at their nominal amounts.

Collateral or guarantees are credit enhancements in the form of an asset or third-party obligation that serve to mitigate the inherent risk of credit loss in an exposure, by either substituting the borrower default risk or improving recoveries in the event of a default. The Bank’s collaterals or guarantees are contractual and are typically classified as follows:

•

Financial and other collateral, which enables the Bank to recover all or part of the outstanding exposure by liquidating the collateral asset provided in cases where the borrower is unable or unwilling to fulfill its primary obligations. Cash collateral, securities (debt or equity instruments), collection rights, inventory, equipment and real estate are included in this category:

Cash collateral received - cash collateral requested from financial and corporate customers to secure the payments in OTC derivative transactions.

Collateralized by securities - collateral to secure the payments in repurchase agreements and reverse repurchase agreements.

Collection rights - highly liquid and realizable guarantees, which are mainly comprised of standby letters and pledges on funds and securities.

Real estate.

•

Guarantee collateral, which complements the borrower’s ability to fulfill its obligation under the legal contract and, as such, is provided by third parties in the form of individual guarantee by endorsement or cosigners, where individuals or companies act as guarantors of the loan transaction.

Collaterals and other credit enhancements related to the commercial portfolio are subject to at least an annual review. In the case of guarantees, the guarantor’s ability to perform under the guarantee contract is reviewed through an analysis of the financial position of the borrower and the guarantor. There are cases where the Bank has attempted to seek recovery through the execution of a third-party guarantee and has been denied such recovery. Please see Note 2.g for an explanation of how the credit ratings of guarantors affect our allowance for impairment losses.

For the retail portfolio, a review of its collaterals and other credit enhancements is performed on a periodic basis depending on the history of the payment performance of the borrower.

For the real estate collaterals, appraisals are obtained as of the date of origination of the loans and when the loan is classified as impaired.

See Note 47(b) 3.4 Transaction decision-making for additional information regarding credit risk mitigation techniques.

The breakdown is as follows:

		12/31/2017
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets held for trading	313,008	264,201	48,807	45,024	3,783	—	—	—
Other financial assets at fair value through profit or loss	51,705	—	51,705	—	51,693	—	—	—
Available-for-sale financial assets	164,947	164,947	—	—	—	—	—	—
Loans and receivables:	696,229	308,252	387,977	—	—	165,696	196,146	76,030
Of which:
Loans and advances to credit institutions	59,122	59,122	—	—	—	—	—	—
Loans and advances to customers	626,349	238,372	387,977	—	—	165,696	196,146	76,030
Commercial, financial and industrial loans	335,104	107,980	227,124	—	—	141,806	66,619	76,028
Public sector loans	49,294	18,963	30,331	—	—	23,845	—	—
Mortgage loans	134,197	4,397	129,800	—	—	—	128,106	2
Installment loans to individuals:
Revolving consumer credit card loans	54,372	54,372	—	—	—	—	—	—
Non-revolving consumer loans	53,382	52,660	722	—	—	45	1,421	—
Debt instruments	10,758	10,758	—	—	—	—	—	—
Guarantees and loan commitments	78,812	78,812	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	38,291	38,291	—	—	—	—	—	—
	1,342,992	854,503	488,489	45,024	55,476	165,696	196,146	76,030

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2018
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	265,175	218,651	46,524	42,480	4,044	—	—	—
Other financial assets at fair value through profit or loss	107,425	—	107,425	—	107,560	—	—	—
Financial assets at fair value through other comprehensive income	155,256	155,256	—	—	—	—	—	—
Financial assets at amortized cost:	787,739	348,767	438,972	—	—	124,725	222,490	11,945
Of which:
Loans and advances to credit institutions	47,034	47,034	—	—	—	—	—	—
Loans and advances to customers	688,286	249,314	438,972	—	—	124,725	222,490	11,945
Commercial, financial and industrial loans	371,203	96,967	274,236	—	—	102,905	97,167	11,945
Public sector loans	59,547	21,385	38,162	—	—	21,794	—	—
Mortgage loans	145,749	20,226	125,523	—	—	—	123,353	—
Installment loans to individuals:
Revolving consumer credit card loans	56,227	56,227	—	—	—	—	—	—
Non-revolving consumer loans	55,560	54,509	1,051	—	—	26	1,970	—
Debt instruments	52,419	52,419	—	—	—	—	—	—
Guarantees and loan commitments	94,267	94,267	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	—			—	—	—	—	—
	1,409,862	816,941	592,921	42,480	111,604	124,725	222,490	11,945

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Credit quality information

For commercial loans (except SMEs) and public sector loans, in order to achieve equivalent internal ratings in the different models available and to make them comparable with the external ratings of rating agencies, the Bank has developed a master rating scale. The equivalence is established through the PD associated with each rating. Internally calibrated PDs are compared against the default rates associated with the external ratings, which are published periodically by rating agencies. The internal rating scale and mapping with external ratings are as follows:

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	AAA	Aaa
9.2	AA+	Aa1
9.0	AA	Aa2
8.6	AA-	Aa3
8.1	A+	A1
7.7	A	A2
7.3	A-	A3
6.7	BBB+	Baa1
6.1	BBB	Baa2
5.6	BBB-	Baa3
5.0	BB+	Ba1
4.4	BB	Ba2
3.9	BB-	Ba3
3.3	B+	B1
2.7	B	B2
2.2	B-	B3
1.6	CCC	Caa1
1.0	CC	Ca

For commercial loans (SMEs), mortgage loans and installment loans (revolving credit card consumer loans and non-revolving consumer loans), expected credit losses are calculated using statistical methods without taking internal ratings into consideration. However, based on criteria set forth by the CNBV and a combination of internal scorecards, client financial information and qualitative criteria, ratings are assigned as follows:

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

Credit quality information by rating category

The tables below represent the classification by rating category of commercial loans (except SMEs) and public sector loans and their related guarantees and loan commitments not recognized on the consolidated balance sheet:

	12/31/2017
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	3,380	496	9,116	28,807	48,849	74,722	63,662	13,901	2,898	1,396	413	112	1,870	564	—	12,639	262,825
Public sector loans	—	—	3,504	—	—	20,077	1	983	—	9,751	13,493	1,278	—	—	—	—	—	—	—	208	49,295
	—	—	3,504	—	3,380	20,573	9,117	29,790	48,849	84,473	77,155	15,179	2,898	1,396	413	112	1,870	564	—	12,847	312,120

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	—	623	—	2,576	5,262	11,037	19,265	7,043	9,060	3,219	2,391	392	3	—	—	—	75	—	—	2,133	63,079
Loan commitments	—	—	—	7	491	501	597	253	2,137	5,728	4,210	862	86	25	—	—	78	—	—	196	15,171
	—	623	—	2,583	5,753	11,538	19,862	7,296	11,197	8,947	6,601	1,254	89	25	—	—	153	—	—	2,329	78,250
	—	623	3,504	2,583	9,133	32,111	28,979	37,086	60,046	93,420	83,756	16,433	2,987	1,421	413	112	2,023	564	—	15,176	390,370

	12/31/2018
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	—	2,012	17,068	25,236	54,471	85,467	73,559	15,383	4,814	833	1,158	246	218	—	2,140	12,098	294,703
Public sector loans	—	—	5,200	—	—	23,195	179	—	6,049	9,278	14,190	1,456	—	—	—	—	—	—	—	—	59,547
	—	—	5,200	—	—	25,207	17,247	25,236	60,520	94,745	87,749	16,839	4,814	833	1,158	246	218	—	2,140	12,098	354,250

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	622	—	—	2,840	12,897	8,313	26,172	4,551	10,822	3,936	2,040	1,299	3	—	—	—	75	—	—	2,586	76,156
Loan commitments	—	—	—	203	366	237	239	113	2,290	7,798	5,273	756	63	3	5	—	19	—	—	485	17,850
	622	—	—	3,043	13,263	8,550	26,411	4,664	13,112	11,734	7,313	2,055	66	3	5	—	94	—	—	3,071	94,006
	622	—	5,200	3,043	13,263	33,757	43,658	29,900	73,632	106,479	95,062	18,894	4,880	836	1,163	246	312	—	2,140	15,169	448,256

The tables below represent the classification by rating category of commercial loans (SMEs), mortgage loans, revolving consumer credit card loans and non-revolving consumer loans and their related commitments not recognized on the consolidated balance sheet:

	12/31/2017
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	47,231	11,515	1,899	1,946	4,656	1,683	874	1,968	507	—	72,279
Mortgage loans	98,015	2,999	1,174	1,634	846	17,535	3,919	3,153	1,218	3,704	134,197
Revolving consumer credit card loans	2,995	13,789	12,848	6,181	3,543	4,961	4,829	3,830	1,397	—	54,373
Non-revolving consumer loans	7,009	7,312	9,978	8,670	6,577	5,415	2,876	1,267	3,390	889	53,383
	155,250	35,615	25,899	18,431	15,622	29,594	12,498	10,218	6,512	4,593	314,232

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	7,118	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,292
Guarantees	282	—	—	—	—	—	—	—	—	—	282
Loan commitments	150	—	—	—	—	—	—	—	—	—	150
	7,550	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,724
	162,800	41,115	31,842	22,333	18,771	33,967	16,766	11,914	8,855	4,593	352,956

	12/31/2018
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	57,411	7,716	1,843	2,276	4,176	1,308	538	1,673	332	—	77,273
Mortgage loans	107,435	4,623	3,576	9,504	2,712	5,731	3,655	3,525	889	4,099	145,749
Revolving consumer credit card loans	2,896	15,463	15,052	5,743	2,858	4,694	4,580	3,584	1,357	—	56,227
Non-revolving consumer loans	9,180	6,953	11,815	8,092	7,111	5,068	2,534	1,064	2,862	881	55,560
	176,922	34,755	32,286	25,615	16,857	16,801	11,307	9,846	5,440	4,980	334,809

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,365	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,195
Guarantees	85	—	—	—	—	—	—	—	—	—	85
Loan commitments	174	—	—	—	—	—	—	—	—	—	174
	6,624	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,454
	183,546	39,995	38,029	29,075	19,458	20,404	14,983	11,446	7,347	4,980	369,263

The following is a breakdown of the retail portfolios that are past due but not impaired at December 31, 2017, classified by type of loan and by age of the oldest past due amount.

		Balances Past Due by
	Current	1 to 30 Days	31 to 60 Days	61 to 90 Days	Total
By type of loan:
Commercial loans (SMEs)	68,157	1,590	771	733	71,251
Mortgage loans	116,293	4,545	4,205	1,792	126,835
Installment loans to individuals
Of which:
Revolving consumer credit card loans	49,253	1,145	851	788	52,037
Non-revolving consumer loans	48,129	1,520	687	616	50,952
	281,832	8,800	6,514	3,929	301,075

h)   Securitization

Loans and advances to customers includes the securitized loans transferred to third parties on which the Bank has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable IFRS, cannot be derecognized. Note 20 details the liabilities associated with these securitization transactions (mortgage-backed bonds). As of December 31, 2017 and 2018, the securitized loans retained on the consolidated balance sheet relate to securitized mortgage assets amount to 162 million pesos and 133 million pesos, respectively.

Securitization is used as a tool for diversifying the Bank’s liquidity sources. The Bank had not performed any securitization in 2016, 2017 and 2018 and prior years. This securitization corresponds to a transaction performed by the acquired entity Santander Vivienda in 2006.

The loans transferred through securitization are mortgage loans.